Industry Segments, Major Customers, Related Party Transactions and Geographic Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 14, 2011	Dec. 31, 2013	Dec. 31, 2013 Segment	Dec. 31, 2011	Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of reportable segments			3
Transaction fee paid for acquisition		$ 30.0	$ 30.0
Annual fee for acquisition			3.00	2.88
Termination fee for IPO		20.2	20.2
Percentage of net sales to related parties	1.00%		1.00%	1.00%	1.00%
Accounts receivable from related parties		1.00%	1.00%		1.00%
Operating costs and expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Percentage of accounts payable from related parties		0.00%	0.00%		0.00%
United States [Member]
Segment Reporting Information [Line Items]
Company's long-lived assets excluding intangible assets		53.00%	53.00%		56.00%
Europe, Middle East and Africa (EMEA) [Member]
Segment Reporting Information [Line Items]
Company's long-lived assets excluding intangible assets		16.00%	16.00%		25.00%
Asia Pacific (APAC) [Member]
Segment Reporting Information [Line Items]
Company's long-lived assets excluding intangible assets		25.00%	25.00%		14.00%
Sales [Member] | Anixter International Inc. [Member]
Segment Reporting Information [Line Items]
Number of customers accounted			0
Company's accounts			10.00%
Accounts Receivable [Member] | Anixter International Inc. [Member]
Segment Reporting Information [Line Items]
Company total risk concentration			14.00%		12.00%
Number of customers accounted			0		0
Company's accounts			10.00%		10.00%
Successor [Member]
Segment Reporting Information [Line Items]
Company total risk concentration			45.00%	49.00%	47.00%
Annual fee for acquisition					3.00
Successor [Member] | Sales [Member] | Anixter International Inc. [Member]
Segment Reporting Information [Line Items]
Company total risk concentration			12.00%	13.00%	13.00%
Predecessor [Member]
Segment Reporting Information [Line Items]
Company total risk concentration	49.00%
Predecessor [Member] | Sales [Member] | Anixter International Inc. [Member]
Segment Reporting Information [Line Items]
Company total risk concentration	15.00%